Shareholder Report, Average Annual Return (Details) 193799_Innovator Emerging Markets Power Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	76 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - July NAV
Average Annual Return, Percent	16.01%	2.68%	2.42%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	27.91%	7.46%	7.13%
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Average Annual Return, Percent	25.19%	4.90%	4.58%